Post-employment benefits - Summary of Pension Remeasurement Recognized in Statement Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Defined Benefit Plans [Line Items]
Changes in demographic assumptions	$ 700	$ 223	$ 1,278
Changes in financial assumptions	(903)	2,323	50
Experience adjustments	606	(186)	(831)
Total actuarial gains (losses)	403	2,360	497
Return on plan assets	(654)	(204)	(32)
Currency translation differences	39	(2)	(4)
Total recognized	(212)	2,154	461
Funded
Disclosure Of Defined Benefit Plans [Line Items]
Changes in demographic assumptions	700	0	1,278
Changes in financial assumptions	(901)	2,311	37
Experience adjustments	602	(201)	(844)
Total actuarial gains (losses)	401	2,110	471
Return on plan assets	(654)	(204)	(32)
Currency translation differences	37	(4)	(4)
Total recognized	(216)	1,902	435
Unfunded
Disclosure Of Defined Benefit Plans [Line Items]
Changes in demographic assumptions	0	223	0
Changes in financial assumptions	(2)	12	13
Experience adjustments	4	15	13
Total actuarial gains (losses)	2	250	26
Return on plan assets	0	0	0
Currency translation differences	2	2	0
Total recognized	$ 4	$ 252	$ 26